Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of lease liabilities
Lease liabilities are presented in the statement of financial position as follows:

	As of December 31,
In thousands of USD	2021	2022
Current	3,906	5,138
Non-current	8,631	8,709
Total Lease liabilities	12,537	13,847

Schedule of future minimum lease payments under non-cancellable operating leases	Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments	8,704	5	8,709

Schedule of changes in liabilities arising from financing activities

In thousands of USD	January 1, 2021	Additions	Payments	Reclassification	Effect of translation	December 31, 2021
Current lease liabilities	3,638	4,173	(6,615)	2,905	(195)	3,906
Non-current lease liabilities	9,750	2,169	—	(2,905)	(383)	8,631
Total liabilities from financing activities	13,388	6,342	(6,615)	—	(578)	12,537

In thousands of USD	January 1, 2022	Additions	Payments	Reclassification	Effect of translation	December 31, 2022
Current lease liabilities	3,906	5,584	(8,666)	4,944	(630)	5,138
Non-current lease liabilities	8,631	6,881	—	(4,944)	(1,859)	8,709
Total liabilities from financing activities	12,537	12,465	(8,666)	—	(2,489)	13,847

Summary of expense relating to payments not included in the measurement of the lease liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

	As of December 31,
In thousands of USD	2021	2022
Short-term leases	1,740	2,708
Variable lease payments	133	79
Total expense	1,873	2,787